Subsidiary guarantee information - Comprehensive income related (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Comprehensive income
Net income/(loss)	SFr 306	SFr 592	SFr 178	SFr 898	SFr (127)
Gains/(losses) on cash flow hedges	10	(4)	20	6	66
Foreign currency translation	(1,101)	(500)	345	(1,601)	(510)
Unrealized gains/(losses) on securities	(5)	(2)	2	(7)	7
Actuarial gains/(losses)	82	103	82	185	187
Net prior service cost	(28)	(39)	(25)	(67)	(53)
Gains/(losses) on liabilities related to credit risk	(630)	(513)	(69)	(1,143)	1,197
Other comprehensive income/(loss), net of tax	(1,672)	(955)	355	(2,627)	894
Comprehensive income/(loss)	(1,366)	(363)	533	(1,729)	767
Comprehensive income/(loss) attributable to noncontrolling interests	(3)	(8)	22	(11)	1
Comprehensive income/(loss) attributable to shareholders	(1,363)	SFr (355)	511	(1,718)	766
Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	(237)		(101)	(767)	299
Gains/(losses) on cash flow hedges	0		0	0	0
Foreign currency translation	(13)		8	(24)	(13)
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	69		72	160	167
Net prior service cost	(28)		(25)	(67)	(53)
Gains/(losses) on liabilities related to credit risk	(42)		(9)	(68)	77
Other comprehensive income/(loss), net of tax	(14)		46	1	178
Comprehensive income/(loss)	(251)		(55)	(766)	477
Comprehensive income/(loss) attributable to noncontrolling interests	30		(11)	42	13
Comprehensive income/(loss) attributable to shareholders	(281)		(44)	(808)	464
Group parent company
Comprehensive income
Net income/(loss)	303		170	899	(132)
Gains/(losses) on cash flow hedges	2		(2)	4	(2)
Foreign currency translation	0		4	(1)	6
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	0		0	0	0
Net prior service cost	0		0	0	0
Gains/(losses) on liabilities related to credit risk	(26)		(10)	(150)	78
Other comprehensive income/(loss), net of tax	(24)		(8)	(147)	82
Comprehensive income/(loss)	279		162	752	(50)
Comprehensive income/(loss) attributable to noncontrolling interests	0		0	0	0
Comprehensive income/(loss) attributable to shareholders	279		162	752	(50)
Bank
Comprehensive income
Net income/(loss)	240		109	766	(294)
Gains/(losses) on cash flow hedges	8		22	2	68
Foreign currency translation	(1,088)		333	(1,576)	(503)
Unrealized gains/(losses) on securities	(5)		2	(7)	7
Actuarial gains/(losses)	13		10	25	20
Net prior service cost	0		0	0	0
Gains/(losses) on liabilities related to credit risk	(562)		(50)	(925)	1,042
Other comprehensive income/(loss), net of tax	(1,634)		317	(2,481)	634
Comprehensive income/(loss)	(1,394)		426	(1,715)	340
Comprehensive income/(loss) attributable to noncontrolling interests	(33)		33	(53)	(12)
Comprehensive income/(loss) attributable to shareholders	(1,361)		393	(1,662)	352
Bank | Credit Suisse (USA), Inc - Consolidated
Comprehensive income
Net income/(loss)	(44)		65	196	(297)
Gains/(losses) on cash flow hedges	0		0	0	0
Foreign currency translation	(709)		268	(1,074)	(312)
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	4		6	8	13
Net prior service cost	0		0	0	0
Gains/(losses) on liabilities related to credit risk	(6)		6	(22)	55
Other comprehensive income/(loss), net of tax	(711)		280	(1,088)	(244)
Comprehensive income/(loss)	(755)		345	(892)	(541)
Comprehensive income/(loss) attributable to noncontrolling interests	40		(458)	1	72
Comprehensive income/(loss) attributable to shareholders	(795)		803	(893)	(613)
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	284		44	570	3
Gains/(losses) on cash flow hedges	8		22	2	68
Foreign currency translation	(379)		65	(502)	(191)
Unrealized gains/(losses) on securities	(5)		2	(7)	7
Actuarial gains/(losses)	9		4	17	7
Net prior service cost	0		0	0	0
Gains/(losses) on liabilities related to credit risk	(556)		(56)	(903)	987
Other comprehensive income/(loss), net of tax	(923)		37	(1,393)	878
Comprehensive income/(loss)	(639)		81	(823)	881
Comprehensive income/(loss) attributable to noncontrolling interests	(73)		491	(54)	(84)
Comprehensive income/(loss) attributable to shareholders	SFr (566)		SFr (410)	SFr (769)	SFr 965